SCHEDULE OF REMUNERATION OF DIRECTORS (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Directors' fees		$ 512	$ 262	$ 283
Bonus		1,130	517	75
Salary		392	433	350
Share based payment expenses		577	876	1,589
G. Cerrone [member]
Disclosure of transactions between related parties [line items]
Directors' fees	[1]	376	145	164
Bonus	[1]	934	300
Salary	[1]
Share based payment expenses	[1]
G Jacob [member]
Disclosure of transactions between related parties [line items]
Directors' fees
Bonus		196	217	75
Salary		392	433	350
Share based payment expenses		526	834	1,579
W Simon [member]
Disclosure of transactions between related parties [line items]
Directors' fees		40	39	44
Bonus
Salary
Share based payment expenses		10		1
J Brancaccio [member]
Disclosure of transactions between related parties [line items]
Directors' fees		56	39	42
Bonus
Salary
Share based payment expenses		30	24	20
B Denoyer [member]
Disclosure of transactions between related parties [line items]
Directors' fees	[2]	40	39	15
Bonus	[2]
Salary	[2]
Share based payment expenses	[2]	$ 11	$ 18	4
K. Shailubhai [member]
Disclosure of transactions between related parties [line items]
Directors' fees	[3]			18
Bonus	[3]
Salary	[3]
Share based payment expenses	[3]			$ (15)

[1]	Gabriele Cerrone’s bonus awarded for $939k in the year ended March 31, 2024 comprised of $614k awarded in recognition of his renegotiation with Tuft and dealing with the Office of Research Administration (ORA) regarding payment terms and $320k awarded in recognition of his efforts in arranging the global private placing in September 2023. Both bonuses were settled via the issuance of shares.
[2]	Bernard Denoyer was appointed as Director on 24 November 2021
[3]	K Shailubhai resigned as Director on 17 June 2021